UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: July 31, 2011

Item 1. Schedule of Investments

Schedule of Investments

July 31, 2011	(Unaudited)

LSV Value Equity		Value
Fund	Shares	(000)

Common Stock (99.8%)
Aerospace & Defense (3.6%)
Huntington Ingalls Industries*	76,000	$2,544
ITT	177,200	9,452
L-3 Communications Holdings, Cl 3	212,300	16,797
Northrop Grumman	456,000	27,593
Raytheon	180,600	8,078

		64,464

Agricultural Operations (0.9%)
Archer-Daniels-Midland	545,400	16,569

Agricultural Products (0.6%)
Corn Products International	206,456	10,507

Aircraft (0.6%)
Lockheed Martin	131,900	9,989

Apparel Retail (0.9%)
Gap	845,200	16,304

Apparel/Textiles (0.4%)
Jones Group	534,900	6,921

Asset Management & Custody Banks (1.7%)
Ameriprise Financial	381,500	20,639
State Street	233,800	9,696

		30,335

Automotive (1.6%)
Autoliv	162,167	10,729
Ford Motor*	662,400	8,088
TRW Automotive Holdings*	184,900	9,332

		28,149

Banks (8.5%)
Bank of America	2,910,100	28,257
Huntington Bancshares	432,600	2,615
JPMorgan Chase	1,469,300	59,433
Keycorp	527,600	4,242
PNC Financial Services Group	268,600	14,582
Regions Financial	939,237	5,720
SunTrust Banks	145,850	3,572
Wells Fargo	1,009,400	28,203
Zions Bancorporation	192,400	4,213

		150,837

Biotechnology (2.8%)
Amgen	501,800	27,448
Gilead Sciences*	519,400	22,002

		49,450

Broadcasting, Newspapers & Advertising (0.2%)
Sinclair Broadcast Group, Cl A	381,400	3,780

Cable & Satellite (0.4%)
Time Warner Cable, Cl A	94,700	6,942

Chemicals (3.1%)
Ashland	242,800	14,869
Dow Chemical	464,800	16,208
Eastman Chemical	246,800	23,838

		54,915

Commercial Printing (1.1%)
Deluxe	249,034	5,862
RR Donnelley & Sons	745,700	14,027

		19,889

Computer & Electronics Retail (0.4%)
RadioShack	446,100	6,210

Computers & Services (4.1%)
Computer Sciences	394,500	13,918
Hewlett-Packard	448,800	15,780
NCR*	477,900	9,534
Seagate Technology	1,139,300	15,825
United Online	344,600	2,057
Western Digital*	479,800	16,534

		73,648

Construction & Engineering (0.7%)
EMCOR Group*	308,900	8,624
Tutor Perini	289,600	4,570

		13,194

Diversified Manufacturing (0.1%)
Tredegar	67,189	1,281

Drug Retail (1.2%)
CVS Caremark	591,500	21,501

Electrical Services (2.9%)
Alliant Energy	233,300	9,194
American Electric Power	422,700	15,581
CMS Energy	538,800	10,313
Pinnacle West Capital	145,500	6,162
Public Service Enterprise Group	317,500	10,398

		51,648

Financial Services (5.0%)
Advance America Cash Advance Centers	622,300	4,387
Capital One Financial	306,400	14,646
Citigroup	884,660	33,918

Schedule of Investments

July 31, 2011	(Unaudited)

		Value
	Shares	(000)

Financial Services (continued)
Discover Financial Services	89,800	$2,300
Goldman Sachs Group	139,600	18,842
Morgan Stanley	685,600	15,254

		89,347

Food, Beverage & Tobacco (1.8%)
ConAgra Foods	457,100	11,706
Supervalu	694,800	5,975
Tyson Foods, Cl A	777,200	13,648

		31,329

Gas/Natural Gas (0.5%)
Atmos Energy	261,147	8,730

General Merchandise Stores (1.4%)
Big Lots*	242,400	8,443
Target	324,100	16,688

		25,131

Health Care Equipment (0.9%)
Baxter International	113,200	6,585
Medtronic	243,066	8,762

		15,347

Household Products, Furniture & Fixtures (1.1%)
Whirlpool	284,500	19,696

Independent Power Producers & Energy Traders (0.8%)
Constellation Energy Group	307,100	11,925
GenOn Energy*	829,838	3,228

		15,153

Insurance (11.5%)
Aetna	306,600	12,721
Allstate	750,200	20,796
American Financial Group	592,100	20,120
Assurant	226,700	8,075
Chubb	455,700	28,472
CIGNA	391,900	19,505
Coventry Health Care*	577,550	18,482
Genworth Financial, Cl A*	567,200	4,719
Hartford Financial Services Group	511,400	11,977
Lincoln National	195,031	5,168
Magellan Health Services*	158,506	8,258
MetLife	201,400	8,300
Prudential Financial	237,500	13,936
Stancorp Financial Group	156,600	5,208
Travelers	359,204	19,803

		205,540

IT Consulting & Other Services (0.4%)
SAIC*	454,100	7,279

Leasing & Renting (0.3%)
Ryder System	81,200	4,573

Machinery (0.0%)
Crane	12,100	560

Office Electronics (0.6%)
Xerox	1,137,200	10,610

Office Equipment (0.5%)
Avery Dennison	289,400	9,131

Petroleum & Fuel Products (15.4%)
Atwood Oceanics*	98,000	4,576
Chesapeake Energy	299,600	10,291
Chevron	848,800	88,292
ConocoPhillips	662,200	47,672
Exxon Mobil	476,500	38,020
Marathon Oil	723,000	22,391
Marathon Petroleum*	361,500	15,830
Noble	138,100	5,092
Stone Energy*	371,200	12,049
Tesoro*	223,000	5,417
Transocean	97,200	5,984
Valero Energy	714,000	17,936

		273,550

Pharmaceuticals (9.6%)
Abbott Laboratories	388,579	19,942
Eli Lilly	644,100	24,669
Endo Pharmaceuticals Holdings*	246,800	9,193
Forest Laboratories*	173,300	6,423
Merck	1,123,000	38,328
Mylan Laboratories*	245,200	5,586
Pfizer	3,513,738	67,604

		171,745

Printing & Publishing (2.0%)
American Greetings, Cl A	310,900	6,893
Gannett	900,200	11,486
Lexmark International, Cl A*	299,400	10,051
Newell Rubbermaid	458,900	7,122

		35,552

Reinsurance (1.3%)
Everest Re Group	161,700	13,279
Validus Holdings	367,800	9,780

		23,059

Schedule of Investments

July 31, 2011	(Unaudited)

		Value
	Shares	(000)

Retail (1.5%)
Kroger	531,400	$13,216
Safeway	670,100	13,516

		26,732

Semi-Conductors/Instruments (4.5%)
Intel	1,865,200	41,650
Micron Technology*	1,204,800	8,879
Sanmina-SCI*	122,223	1,393
Texas Instruments	518,400	15,423
Vishay Intertechnology*	874,800	12,046

		79,391

Steel & Steel Works (0.8%)
Reliance Steel & Aluminum	143,400	6,741
Steel Dynamics	492,400	7,692

		14,433

Technology Distributors (0.4%)
Insight Enterprises*	452,500	7,616

Telephones & Telecommunications (3.7%)
Arris Group*	549,400	6,593
AT&T	704,900	20,625
Cisco Systems	835,500	13,343
Corning	597,000	9,498
Harris	355,100	14,158

		64,217

Total Common Stock (Cost $1,934,808)		1,775,254

Total Investments — 99.8% (Cost $1,934,808) †		$1,775,254

Percentages are based on Net Assets of $1,779,066 (000).

* Non-income producing security.

† At July 31, 2011, the tax basis cost of the Fund’s investments was $1,951,425 (000), and the unrealized appreciation and depreciation were $253,162 (000) and ($429,333 (000)) respectively.

Cl — Class

For the period ended July 31, 2011, all of the funds investments are Level 1 securities; there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2011, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-001-1600

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/S/ Phillip T. Masterson

Philip T. Masterson
President

Date: 09/28/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Phillip T. Masterson

Philip T. Masterson
President

Date: 09/28/2011

By (Signature and Title)	/S/ Michael Lawson

Michael Lawson
Treasurer, Controller & CFO

Date: 09/28/2011